Schedule of promissory notes receivable (Details)	3 Months Ended
Nov. 30, 2022 USD ($)
Promissory Notes Receivable At Fvtpl
Beginning balance	$ 576,528
Acquisition	(591,781)
Change in fair value	(3,757)
Effect of foreign exchange	19,010
Ending balance